Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants (Details) (Parenthetical) - Warrants [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Exercise price of warrant	$ 0.12
Trading days	10 days